Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 180	$ 1,565	$ 4,222
Items to reconcile net income and cash flows from operating activities:
Depreciation and amortization	1,854	1,760	1,561
Amortization of issuance costs on convertible bonds	1	1	1
(Gain) Loss on financial instruments, net	(76)	1	0
Non-cash stock-based compensation	193	222	236
Other non-cash items	(100)	(213)	(125)
Deferred income tax	17	124	19
Impairment losses, non-cash restructuring charges and other related phase-out costs	226	0	0
Changes in assets and liabilities:
Trade receivables, net	5	(32)	229
Inventories	(172)	(167)	(72)
Trade payables	83	(35)	(238)
Other assets and liabilities, net	(59)	(261)	159
Net cash from operating activities	2,152	2,965	5,992
Cash flows used in investing activities:
Payment for purchase of tangible assets	(2,111)	(3,088)	(4,439)
Proceeds from capital grants and other contributions	258	441	320
Proceeds from sale of tangible assets	9	5	8
Payment for purchase of marketable securities	(354)	(2,980)	(1,653)
Proceeds from matured marketable securities	1,900	2,251	750
Net proceeds from (investment in) short-term deposits	350	(225)	(645)
Payment for purchase of intangible assets	(93)	(93)	(97)
Net payment for purchase of financial assets	(2)	(53)	(10)
Net cash used in investing activities	(43)	(3,742)	(5,766)
Cash flows from (used in) financing activities:
Proceeds from long-term debt	0	300	329
Repayment of issued convertible bonds	(750)	0	0
Repayment of long-term debt	(239)	(203)	(169)
Repurchase of common stock	(367)	(359)	(346)
Dividends paid to stockholders	(321)	(288)	(223)
Dividends paid to noncontrolling interest	(4)	(5)	(6)
Proceeds from noncontrolling interest	156	104	52
Proceeds from advances on capital grants	0	344	152
Payment for withholding tax on vested shares	(23)	(44)	(54)
Other financing activities	(12)	(4)	(2)
Net cash used in financing activities	(1,560)	(155)	(267)
Effect of changes in exchange rates	6	(8)	5
Net cash increase (decrease)	555	(940)	(36)
Cash and cash equivalents at beginning of the period	2,282	3,222	3,258
Cash and cash equivalents at end of the period	2,837	2,282	3,222
Supplemental cash information:
Interest paid	54	67	31
Income tax paid	$ 141	$ 197	$ 489